                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    6/30/2009
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Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Ares Management LLC
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   Address:      2000 Avenue of the Stars, 12th Floor
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                 Los Angeles, CA 90067
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Form 13F File Number:    028-12290
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael D. Weiner
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Title:   Vice President, General Counsel and Secretary
         of Reporting Manager
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Phone:   310-201-4140
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Signature, Place, and Date of Signing:

By:    /s/ Michael D. Weiner           Los Angeles, CA        August 14, 2009
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           [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      6
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Form 13F Information Table Entry Total: 10
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Form 13F Information Table Value Total: $616,660
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                                            (thousands)

List of Other Included Managers:

NO.     FILE #          NAME
---     ------          ----
1.     28-13372         ACOF Operating Manager, L.P.
2.     28-13373         ACOF Operating Manager II, L.P.
3.     28-              Ares Management, L.P.
4.     28-              Ares Management II, L.P.
5.     28-              Ares Enhanced Credit Opportunities Fund Management, L.P.
6.     28-              Ares Enhanced Loan Investment Strategy Advisor IV, L.P.

* The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager each identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Refer-ence is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

                           FORM 13F INFORMATION TABLE

      COLUMN 1                 COLUMN 2         COLUMN 3 COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- --------------    --------- --------  ---------------------- ---------- -------- ----------------------
                                                          VALUE     SHRS OR   SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER            TITLE OF CLASS      CUSIP   (x$1000)   PRN AMT   PRN   CALL  DISCRETION MANAGERS   SOLE     SHARED NONE
---------------------------- --------------    --------- --------  ---------- ---- ------ ---------- -------- ---------- ------ ----
Ares Capital Corporation     Com               04010L103 $  23,051  2,859,882 SH          Sole                  2,859,882
Exco Resources Inc.          Com               269279402   166,898 12,917,787 SH          Defined     1, 2 *   12,917,787
Hanger Orthopedic Group Inc. Com New           41043F208    68,473  5,038,480 SH          Defined     1 *       5,038,480
Hologic Inc.                 FRNT 2.00%12/1    436440AA9   213,000  3,000,000 PRN         Defined     5, 6*     3,000,000
Maidenform Brands, Inc.      Com               560305104    42,867  3,737,351 SH          Defined     1*        3,737,351
Marketaxess Holdings Inc.    Com               57060D108       184     19,328 SH          Defined     3, 4 *       19,328
NII Hldgs Inc.               Note 3.125% 6/1   62913FAJ1    11,532 15,000,000 PRN         Defined     5*       15,000,000
NII Hldgs Inc.               Note 3.125% 6/1   62913FAJ1     5,382  7,000,000 PRN         Sole                  7,000,000
SandRidge Energy, Inc.       Com               80007P307    85,214 10,001,673 SH          Defined     2*       10,001,673
Stream Global SCVS Inc.      *W Exp 10/17/2011 86323M118 $      59    425,000 SH          Defined     2*          425,000

                                                           616,660 59,999,501                                  59,999,501